SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Advertising, Marketing, and Investor Relations	$ 110,073	$ 2,306,452
Compliance fees	64,031	27,307
Impairment of accounts receivable		198,513
Contract Work		47,081
Other	172,166	221,299
Office and Miscellaneous Expenses	$ 346,270	$ 2,800,652